Prepayments - Schedule of Prepayments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments [Abstract]
Prepayments – inventories and processing fee	¥ 6,320,009		¥ 3,011,819
Prepayments – others	1,247,862		1,594,247
Total	¥ 7,567,871	$ 1,076,695	¥ 4,606,066